Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 3,469	€ 4,074	€ 3,402
Cash classified as Assets held for sale	0	0	5,085
Net cash and cash equivalents	€ 3,469	€ 4,074	€ 8,486	€ 6,861